Business Combinations - Schedule of total consideration transferred (Details) $ / shares in Units, $ in Millions	Apr. 03, 2023 USD ($) $ / shares shares
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	20,797,804
Common shares | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	20,000,000
Aquadrill restricted stock units | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	122,104
Aquadrill phantom award units | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	105,700
Aquadrill phantom appreciation rights | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	570,000
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	28,980,417
Company Sale Bonus (in shares)	1,664,743
Total Seadrill shares eligible for purchase of Aquadrill (in shares)	30,645,160
Less: Tax withholding in lieu of common shares (in shares)	(744,150)
Less: Seadrill shares settled in cash (in shares)	(34,505)
Seadrill shares issued for purchase of Aquadrill (in shares)	29,866,505
Seadrill share price at April 3, 2023 market close (in USD per share) | $ / shares	$ 41.62
Consideration issued in Seadrill shares (in shares) | $	$ 1,243
Consideration settled by tax withholding | $	30
Consideration settled in cash | $	1
Total consideration | $	$ 1,274
Aquadrill LLC | Chief Executive Officer
Business Combination Segment Allocation [Line Items]
Seadrill shares issued for purchase of Aquadrill (in shares)	1,013,405
Consideration settled by tax withholding | $	$ 26
Aquadrill LLC | Common shares
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	28,258,965
Final Exchange Ration (in shares)	1.41
Aquadrill LLC | Aquadrill restricted stock units
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	172,527
Final Exchange Ration (in shares)	1.41
Aquadrill LLC | Aquadrill phantom award units
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	149,349
Final Exchange Ration (in shares)	1.41
Aquadrill LLC | Aquadrill phantom appreciation rights
Business Combination Segment Allocation [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	399,576
Final Exchange Ration (in shares)	0.70